UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               ------------------

Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TIFF Advisory Services, Inc.
              (formerly known as Foundation Advisers, Inc.)
              -------------------------

Address:      590 Peter Jefferson Parkway, Suite 250
              --------------------------------------

              Charlottesville, VA  22911
              --------------------------

Form 13F File Number: 028-06313
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Tina Leiter
          -----------

Title:    Secretary, TIFF Advisory Services, Inc.
          ------------------------------------

Phone:    434-817-8200
          ------------


Signature, Place, and Date of Signing:

/s/ Tina M. Leiter                    Charlottesville, VA     February 9, 2004
---------------                       -------------------     ----------------
(Signature)                           (City, State)           (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               8
                                                --

Form 13F Information Table Entry Total:         45
                                                --

Form 13F Information Table Value Total:    $23,881,349.00
                                           --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, LP - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Marathon Asset Management, Ltd. - 028-03743
Martingale Asset Management, L.P. - 028-04632
Palto Alto Investors - 028-10266
Shapiro Capital Management Company, Inc. - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                     Item 6:                     Item 7:
------                 ------    -------     -------        -------                     -------                     ------

                       Title                 Fair Market    Shares or            Investment Discretion
                       -----                 -----------    ---------            ---------------------
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.   (a)Sole  (b)Shared  (c)Shared Other    Managers
--------------         --------  -----       -----          --------------   ------   --------   ---------------    --------

American Financial
 Realty Trust REIT     COM       02607P305   $497,860.00    29,200.00                   X
Boston
 Properties, Inc. REIT COM       101121101   $240,950.00     5,000.00                   X
Camden Property
 Trust REIT            COM       133131102   $385,410.00     8,700.00                   X
Cedar Shopping
 Centers, Inc. REIT    COM       150602209   $193,752.00    15,600.00                   X
Chelsea Property
 Group, Inc. REIT      COM       163421100   $131,544.00     2,400.00                   X
Cresent Real Estate
 Co. REIT              COM       225756105   $405,981.00    23,700.00                   X
Eastgroup
 Properties, Inc. REIT COM       277276101   $330,276.00    10,200.00                   X
First Industrial
 Realty Trust  REIT    COM       32054K103   $266,625.00     7,900.00                   X
First Potomac Realty
 Trust REIT            COM       33610F109   $243,620.00    13,000.00                   X
General Growth
 Properties, Inc. REIT COM       370021107   $532,800.00    19,200.00                   X
Heritage Property
 Investment Trust REIT COM       42725M107   $230,445.00     8,100.00                   X
Hersha Hospitality
 Trust REIT            COM       427825104   $221,190.00    21,900.00                   X
Highland Hospitality
 Corp. REIT            COM       430141101   $160,230.00    14,700.00                   X
Hilton Hotels Corp.    COM       432848109   $224,403.00    13,100.00                   X
Host Marriott
 Corp. REIT            COM       44107P104   $582,736.00    47,300.00                   X
iStar Financial,
 Inc. REIT             COM       45031U101   $412,340.00    10,600.00                   X
Lexington Corporate
 Properties Trust REIT COM       529043101   $300,831.00    14,900.00                   X
Mills Corp. (The) REIT COM       601148109   $325,600.00     7,400.00                   X
One Liberty
 Properties, Inc. REIT COM       682406103   $271,320.00    13,600.00                   X
Pennsylvania, REIT     COM       709102107   $486,420.00    13,400.00                   X
Prologis REIT          COM       743410102   $494,186.00    15,400.00                   X
Ramco-Gershenson
 Properties REIT       COM       751452202   $339,600.00    12,000.00                   X
Regency Centers
 Corp. REIT            COM       758849103   $ 47,820.00     1,200.00                   X
Rouse Co. (The) REIT   COM       779273101   $399,500.00     8,500.00                   X
Alcoa, Inc.            COM       013817101   $934,800.00    24,600.00                   X
American Express Co.   COM       025816109   $766,857.00    15,900.00                   X
Bank of America Corp.  COM       060505104   $731,913.00     9,100.00                   X
Baxter
 International, Inc.   COM       071813109   $814,884.00    26,700.00                   X
Boeing Co. (The)       COM       097023105   $842,800.00    20,000.00                   X
ChevronTexaco Corp.    COM       166764100   $734,315.00     8,500.00                   X
Chubb Corp.            COM       171232101   $708,240.00    10,400.00                   X
Comerica, Inc.         COM       200340107   $818,476.00    14,600.00                   X
General Electric Co.   COM       369604103   $783,794.00    25,300.00                   X
HCA, Inc.              COM       404119109   $790,464.00    18,400.00                   X
Intuit, Inc.           COM       461202103   $798,941.00    15,100.00                   X
JP Morgan Chase & Co.  COM       46625H100   $771,330.00    21,000.00                   X
Ltd. Brands            COM       532716107   $809,547.00    44,900.00                   X
Marsh & McLennan
 Cos., Inc.            COM       571748102   $804,552.00    16,800.00                   X
Mellon Financial Corp. COM       58551A108   $728,897.00    22,700.00                   X
Microsoft Corp.        COM       594918104   $729,810.00    26,500.00                   X
Morgan Stanley         COM       617446448   $763,884.00    13,200.00                   X
Newell
 Rubbermaid, Inc.      COM       651229106   $678,546.00    29,800.00                   X
Oracle Corp.           COM       68389X105   $745,800.00    56,500.00                   X
Public Service Enterprise
 Group, Inc.           COM       744573106   $735,840.00    16,800.00                   X
Wyeth Corp.            COM       983024100   $662,220.00    15,600.00                   X



Item 1:                                Item 8:
------                                 -------

                                       Voting Auth.
                                       ------------
Name Of Issuer             (a) Sole  (b) Shared  ( c) None
--------------             --------  ----------  --------

American Financial
 Realty Trust  REIT          X
Boston
 Properties, Inc. REIT       X
Camden Property
 Trust REIT                  X
Cedar Shopping
 Centers, Inc. REIT          X
Chelsea Property
 Group, Inc. REIT            X
Cresent Real Estate
 Co. REIT                    X
Eastgroup
 Properties, Inc. REIT       X
First Industrial
 Realty Trust REIT           X
First Potomac
 Realty Trust REIT           X
General Growth
 Properties, Inc. REIT       X
Heritage Property
 Investment Trust REIT       X
Hersha Hospitality
 Trust REIT                  X
Highland Hospitality
 Corp. REIT                  X
Hilton Hotels Corp.          X
Host Marriott Corp. REIT     X
iStar Financial, Inc. REIT   X
Lexington Corporate
 Properties Trust REIT       X
Mills Corp. (The) REIT       X
One Liberty
 Properties, Inc. REIT       X
Pennsylvania, REIT           X
Prologis REIT                X
Ramco-Gershenson
 Properties REIT             X
Regency Centers Corp. REIT   X
Rouse Co. (The) REIT         X
Alcoa, Inc.                  X
American Express Co.         X
Bank of America Corp.        X
Baxter
 International, Inc.         X
Boeing Co. (The)             X
ChevronTexaco Corp.          X
Chubb Corp.                  X
Comerica, Inc.               X
General Electric Co.         X
HCA, Inc.                    X
Intuit, Inc.                 X
JP Morgan Chase & Co.        X
Ltd. Brands                  X
Marsh & McLennan
 Cos., Inc.                  X
Mellon Financial Corp.       X
Microsoft Corp.              X
Morgan Stanley               X
Newell
 Rubbermaid, Inc.            X
Oracle Corp.                 X
Public Service Enterprise
 Group, Inc.                 X
Wyeth Corp.                  X

